Consolidated statement of comprehensive income - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Consolidated statement of comprehensive income
Profit after tax for the year		£ 1,119	£ 1,439	£ 1,181
Items that may be subsequently reclassified to income statement:
Exchange movements on overseas net assets		598	(34)	(170)
Exchange movements on overseas net assets of non-controlling interests		(10)		1
Fair value movements on cash flow hedges		204	11
Reclassification of cash flow hedges to the income statement		18
Related tax on items that may be subsequently reclassified to the income statement1	[1]	(44)	(2)
Total		730	(25)	(169)
Items that will not be reclassified to income statement:
Remeasurement gains/(losses) on defined benefit plan		123	27	(13)
Related tax on items that will not be reclassified to the income statement		(29)	(12)	13
Total		94	15
Other comprehensive income/(expenses), net of tax for the year		824	(10)	(169)
Total comprehensive income, net of tax for the year		1,943	1,429	1,012
Total comprehensive income for the year attributable to:
Shareholders of the Group		1,894	1,380	975
Non-controlling interests		49	49	37
Total comprehensive income, net of tax for the year		£ 1,943	£ 1,429	£ 1,012

[1]	Includes tax on fair value movements on cash flow hedges of £(48)m, netted off by tax on reclassification of cash flow hedges to the income statement of £4m.